Debt Securities in Issue - Additional Information (Detail) € in Billions	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	€ (0.8)
Commercial paper [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	(7.9)
RMBS [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	(2.5)
Long term maturity bonds [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	6.5
Certificates of deposit [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	1.5
Covered bonds [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	2.5
Other debt securities [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	€ (0.9)